Commitments (Details Narrative)	1 Months Ended
Oct. 31, 2018 USD ($) shares
Security deposit
Lease Agreement [Member]
Lease term	6 years
Annual rental payments	$ 34,659
Percentage of real estate taxes increase from base rent	3.00%
Security deposit	$ 5,727
Lease expiration	Feb. 28, 2025
Employment Agreement [Member]
Issuance of common stock | shares	2,000,000
Issuance of common stock for equity compensation | shares	60,000
Issuance of common stock for equity compensation, value	$ 8,400
Employment Agreement [Member] | Board of Director [Member]
Issuance of common stock for equity compensation | shares	30,000
Issuance of common stock for equity compensation, value	$ 4,200
Stock Purchase Agreement [Member]
Issuance of common stock | shares	1,428,571